UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

SEC FILE NUMBER 0-23266

CUSIP NUMBER 791120 108

(Check one): Form 10-K ☐  Form 20-F  ☐   Form 11-K ☐   Form 10-Q  ☒       Form 10-D  ☐      Form N-SAR ☐   Form N-CSR ☐
For Period Ended: June 30, 2008
Transition Report on Form 10-K
Transition Report on Form 20-F
Transition Report on Form 11-K
Transition Report on Form 10-Q
Transition Report on Form N-SAR
For the Transition Period Ended: __________________________________________________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
_____________________________________________________________________________________________

PART I — REGISTRANT INFORMATION

Full Name of Registrant: St. Lawrence Energy Corp.
Former Name if Applicable: Uromed Corp.
Address of Principal Executive Office : 2370 Watson Court, Suite 110, Palo Alto, CA 94303

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒ (a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

☒ (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and (c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

St Lawrence Energy Corp., a Delaware corporation formerly known as Uromed Corporation (the "Company") completed a transaction resulting in the change of control of the Company in December 2007 engaged a new outside accountant following such transaction and the Company and its outside accountant subsequently terminated the relationship. The Company re-engaged its prior outside accountant and has worked with the outside accountant to review the Company’s financial statements for the period ended December 31, 2007 and the interim periods through June 30, 2008. The Company could not complete the filing of its Form 10-Q for the period ended June 30, 2008 without unreasonable effort or expense because the Company and the outside accountant are finalizing their review of the Company’s financial statements and that process is not yet complete.

PART IV — OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Jay Parkhill (415) 759-7055
(Name) (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).
☒ Yes ☐ No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof ?
☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

St. Lawrence Energy Corp.
(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

August 15, 2008

By:	/s/ W. Benjamin Garst, Jr. W. Benjamin Garst, Jr. Chief Executive Officer and Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001)